Financial Instruments (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended
	Aug. 31, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)
Financial Instruments (Textual)
Carrying amounts of these investments			₪ 4,067	$ 1,173
Securities exercised	₪ 4,041
Loss	₪ 26
USD [member]
Financial Instruments (Textual)
Carrying amounts of these investments		₪ 40
EURO [member]
Financial Instruments (Textual)
Carrying amounts of these investments		₪ 38,677